Commitments and Contingencies (Details Narrative)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 07, 2010 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($) shares	Aug. 04, 2022 EUR (€)
Loss Contingencies [Line Items]
Rent expense		$ 56,665	$ 0	$ 27,403	$ 17,472	$ 69,171	$ 37,552
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized | shares		5,000,000		5,000,000		5,000,000			5,000,000
Additional common shares | shares				0	10,114,286	0	10,114,286
Line of Credit Facility, Description									Requests are limited to the lesser of $1,000,000 or 500% of the average shares traded for the 10 days prior the Closing Request Date. The purchase price shall be 85% of the two lowest individual daily VWAP during the five (5) trading days immediately prior to the date the Request Notice is delivered (in each case, to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split or other similar transaction that occurs on or after the date of this Agreement). In addition, the Company and Tysadco Partners entered into a Registration Rights Agreement, whereby the Company shall register the securities on a registration statement covering the Offering Amount with the Securities and Exchange Commission (“SEC”) within forty-five days of filing its 10-K for the year ended December 31, 2021. The Company’s Registration Statement on Form S-1 registering 25,000,000 shares in connection with the ELOC was declared effective on July 5, 2022.
Employment Agreements 2022 [Member]
Loss Contingencies [Line Items]
Base salary | €								€ 200,000
Line of Credit [Member]
Loss Contingencies [Line Items]
Additional common shares | shares						500,000
Coco Grove [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 84,393
Interest percentage on loss contingency	6.00%
Interest Payable, Current		$ 59,136							$ 59,136
Officer Ralph Hofmeier [Member]
Loss Contingencies [Line Items]
Salary		125,000							125,000
Salary second year		150,000							150,000
Officer Irma Velazquez [Member]
Loss Contingencies [Line Items]
Salary		125,000							125,000
Salary second year		$ 150,000							$ 150,000
Hofmeier [Member]
Loss Contingencies [Line Items]
Salary				$ 125,000		$ 125,000
Salary second year				150,000		150,000
Velazquez [Member]
Loss Contingencies [Line Items]
Salary				125,000		125,000
Salary second year				$ 150,000		$ 150,000
Employees [Member] | Employment Agreements 2022 [Member]
Loss Contingencies [Line Items]
Bonus paid | €										€ 28,812